Benefit Plans	12 Months Ended
Dec. 31, 2013
Benefit Plans [Abstract]
BENEFIT PLANS

18. Benefit Plans

Huntington sponsors the Plan, a non-contributory defined benefit pension plan covering substantially all employees hired or rehired prior to January 1, 2010. The Plan, which was modified during the current year and no longer accrues service benefits to participants, provides benefits based upon length of service and compensation levels. The funding policy of Huntington is to contribute an annual amount that is at least equal to the minimum funding requirements but not more than the amount deductible under the Internal Revenue Code. There were no required minimum contributions during 2013.

During the 2013 third quarter, the board of directors approved, and management communicated, a curtailment of the Company's pension plan effective December 31, 2013.  As a result of the accounting treatment for the unamortized prior service pension cost and the change in the projected benefit obligation, a one-time, non-cash, pre-tax gain of approximately $33.9 million was recognized in the 2013 third quarter. The net gain includes a gain of $34.6 million associated with the Plan and a loss of $0.7 million associated with the SRIP plan.

In addition, Huntington has an unfunded defined benefit post-retirement plan that provides certain healthcare and life insurance benefits to retired employees who have attained the age of 55 and have at least 10 years of vesting service under this plan. For any employee retiring on or after January 1, 1993, post-retirement healthcare benefits are based upon the employee's number of months of service and are limited to the actual cost of coverage. Life insurance benefits are a percentage of the employee's base salary at the time of retirement, with a maximum of $50,000 of coverage. The employer paid portion of the post-retirement health and life insurance plan was eliminated for employees retiring on and after March 1, 2010. Eligible employees retiring on and after March 1, 2010, who elect retiree medical coverage, will pay the full cost of this coverage. Huntington will not provide any employer paid life insurance to employees retiring on and after March 1, 2010. Eligible employees will be able to convert or port their existing life insurance at their own expense under the same terms that are available to all terminated employees.

The following table shows the weighted-average assumptions used to determine the benefit obligation at December 31, 2013 and 2012, and the net periodic benefit cost for the years then ended:

	Pension		Post-Retirement
	Benefits		Benefits
	2013	2012	2013	2012
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.89%	3.83%	4.27%	3.28%
Rate of compensation increase	N.A.	4.50	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (1)	4.15	4.57	3.28	4.34
Expected return on plan assets	7.63	8.00	N/A	N/A
Rate of compensation increase	4.50	4.50	N/A	N/A
N/A - Not Applicable
(1) The 2013 expense was remeasured as of July 1, 2013. The discount rate was 3.83% from January 1, 2013 to July 1, 2013, and was changed to 4.47% for the period from July 1, 2013 to December 31, 2013.

The expected long-term rate of return on plan assets is an assumption reflecting the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The expected long-term rate of return is established at the beginning of the plan year based upon historical returns and projected returns on the underlying mix of invested assets.

The following table reconciles the beginning and ending balances of the benefit obligation of the Plan and the post-retirement benefit plan with the amounts recognized in the consolidated balance sheets at December 31:

	Pension		Post-Retirement
	Benefits		Benefits
(dollar amounts in thousands)	2013	2012	2013	2012
Projected benefit obligation at beginning of measurement year	$783,778	$656,339	$27,787	$32,851
Changes due to:
Service cost	25,122	24,869	---	---
Interest cost	30,112	29,215	862	1,350
Benefits paid	(14,886)	(13,719)	(3,170)	(3,850)
Settlements	(19,363)	(10,444)	---	---
Plan amendments	(13,559)	---	---	---
Plan curtailments	(7,875)	---	---	---
Medicare subsidies	---	---	564	740
Actuarial assumptions and gains and losses	(98,330)	97,518	(374)	(3,304)
Total changes	(98,779)	127,439	(2,118)	(5,064)
Projected benefit obligation at end of measurement year	$684,999	$783,778	$25,669	$27,787

Benefits paid for post-retirement are net of retiree contributions collected by Huntington. The actual contributions received in 2013 by Huntington for the retiree medical program were $2.9 million.

The following table reconciles the beginning and ending balances of the fair value of Plan assets at the December 31, 2013 and 2012 measurement dates

	Pension
	Benefits
(dollar amounts in thousands)	2013	2012
Fair value of plan assets at beginning of measurement year	$633,617	$538,970

Changes due to:
Actual return on plan assets	49,652	43,810
Employer contributions	---	75,000
Settlements	(19,363)	(10,444)
Benefits paid	(14,886)	(13,719)
Total changes	15,403	94,647
Fair value of plan assets at end of measurement year	$649,020	$633,617

Huntington's accumulated benefit obligation under the Plan was $685.0 million and $775.2 million at December 31, 2013 and 2012. As of December 31, 2013, the accumulated benefit obligation exceeded the fair value of Huntington's plan assets by $36.0 million and the projected benefit obligation exceeded the fair value of Huntington's plan assets by $36.0 million.

The following table shows the components of net periodic benefit costs recognized in the three years ended December 31, 2013:

	Pension Benefits				Post-Retirement Benefits
(dollar amounts in thousands)	2013	2012	2011		2013		2012		2011

Service cost	$25,122	$24,869	$21,650	$	---	$	---	$	---
Interest cost	30,112	29,215	30,073		862		1,350		1,618
Expected return on plan assets	(47,716)	(45,730)	(43,290)		---		---		---
Amortization of transition asset	---	(4)	(5)		---		---		---
Amortization of prior service cost	(2,883)	(5,767)	(5,767)		(1,353)		(1,353)		(1,354)
Amortization of loss	23,044	26,956	23,494		(600)		(332)		(423)
Curtailment	(34,613)	---	---		---		---		---
Settlements	8,116	5,405	5,483		---		---		---
Benefit costs	$1,182	$34,944	$31,638		$(1,091)		$(335)		$(159)

Included in benefit costs are $1.7 million, $1.1 million, and $0.8 million of plan expenses that were recognized in the three years ended December 31, 2013, 2012, and 2011. It is Huntington's policy to recognize settlement gains and losses as incurred. Assuming no cash contributions are made to the Plan during 2014, Management expects net periodic pension benefit, excluding any expense of settlements, to approximate $5.9 million for 2014. The postretirement medical and life subsidy was eliminated for anyone that retires on or after March 1, 2010. As such, there were no incremental net periodic post-retirement benefits costs associated with this plan.

The estimated transition obligation, prior service credit, and net actuarial loss for the plans that will be amortized from OCI into net periodic benefit cost over the next fiscal year is zero, $1.3 million, and a $6.3 million benefit, respectively.

At December 31, 2013 and 2012, The Huntington National Bank, as trustee, held all Plan assets. The Plan assets consisted of investments in a variety of corporate and government fixed income investments, Huntington mutual funds and Huntington common stock as follows:

	Fair Value
(dollar amounts in thousands)		2013		2012
Cash	$	---	---%	$22	---%
Cash equivalents:
Huntington funds - money market		803	---	6,012	1
Fixed income:
Huntington funds - fixed income funds		74,048	11	84,688	13
Corporate obligations		180,757	28	149,241	24
U.S. Government Obligations		51,932	8	36,595	6
U.S. Government Agencies		6,146	1	7,511	1
Equities:
Huntington funds		289,379	45	312,479	49
Exchange Traded Funds		24,705	4	---	---
Huntington common stock		20,324	3	37,069	6
Limited Partnerships		926	---	---	---
Fair value of plan assets		$649,020	100%	$633,617	100%

Investments of the Plan are accounted for at cost on the trade date and are reported at fair value. All of the Plan's investments at December 31, 2013, are classified as Level 1 within the fair value hierarchy, except for corporate obligations, U.S. government obligations, and U.S. government agencies, which are classified as Level 2. In general, investments of the Plan are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible changes in the values of investments will occur in the near term and such changes could materially affect the amounts reported in the Plan assets.

The investment objective of the Plan is to maximize the return on Plan assets over a long time period, while meeting the Plan obligations. At December 31, 2013, Plan assets were invested 52% in equity investments, and 48% in bonds, with an average duration of 11.8 years on bond investments. The estimated life of benefit obligations was 11 years. Although it may fluctuate with market conditions, Management has targeted a long-term allocation of Plan assets of 20% to 50% in equity investments and 80% to 50% in bond investments. The allocation of Plan assets between equity investments and fixed income investments will change from time to time with the allocation to fixed income investments increasing as the funding level increases.

The following table shows the number of shares and dividends received on shares of Huntington stock held by the Plan:

	December 31,
(dollar amounts in thousands, except share amounts)	2013	2012
Shares in Huntington common stock(1)	2,095,304	5,764,986
Dividends received on shares of Huntington stock	$992	$1,085

(1)The Plan has acquired and held Huntington common stock in compliance at all times with Section 407 of the Employee Retirement Income Security Act of 1978.

At December 31, 2013, the following table shows when benefit payments were expected to be paid:

		Post-
	Pension	Retirement
(dollar amounts in thousands)	Benefits	Benefits
2014	$44,924	$2,919
2015	43,610	2,680
2016	41,308	2,437
2017	40,736	2,228
2018	40,216	2,029
2019 through 2022	196,628	8,470

Although not required, Huntington may choose to make a cash contribution to the Plan up to the maximum deductible limit in the 2013 plan year. Anticipated contributions for 2014 to the post-retirement benefit plan are $2.9 million.

The assumed healthcare cost trend rate has an effect on the amounts reported. A one percentage point increase would increase the accumulated post-retirement benefit obligation by $150.9 thousand and would decrease interest costs by $5.7 thousand. A one percentage point decrease would decrease service costs by $111.3 thousand and would increase interest costs by $5.4 thousand.

The 2014 and 2013 healthcare cost trend rate was projected to be 7.5% for pre-65 aged participants and 7.8% for post-65 aged participants. These rates are assumed to decrease gradually until they reach 4.5% for both pre-65 aged participants and post-65 aged participants in the year 2028 and remain at that level thereafter. Huntington updated the immediate healthcare cost trend rate assumption based on current market data and Huntington's claims experience. This trend rate is expected to decline over time to a trend level consistent with medical inflation and long-term economic assumptions.

Huntington also sponsors other retirement plans, the most significant being the Supplemental Executive Retirement Plan and the Supplemental Retirement Income Plan. These plans are nonqualified plans that provide certain current and former officers and directors of Huntington and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. At December 31, 2013 and 2012, Huntington has an accrued pension liability of $29.2 million and $35.4 million, respectively, associated with these plans. Pension expense for the plans was $4.2 million, $2.5 million, and $1.8 million in 2013, 2012, and 2011, respectively. During the 2013 third quarter, the board of directors approved, and management communicated, a curtailment of the Company's SRIP plan effective December 31, 2013.

The following table presents the amounts recognized in the Consolidated Balance Sheets at December 31, 2013 and 2012 for all of Huntington defined benefit plans:

(dollar amounts in thousands)	2013	2012
Accrued expenses and other liabilities	$90,842	$213,335

The following tables present the amounts recognized in OCI as of December 31, 2013, 2012, and 2011, and the changes in accumulated OCI for the years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Net actuarial loss	$(166,078)	$(262,187)	$(215,628)
Prior service cost	9,855	25,788	30,261
Transition liability	---	---	3
Defined benefit pension plans	$(156,223)	$(236,399)	$(185,364)

	2013
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(363,691)	$127,292	$(236,399)
Net actuarial (loss) gain:
Amounts arising during the year	118,666	(41,532)	77,134
Amortization included in net periodic benefit costs	29,194	(10,218)	18,976
Prior service cost:
Amounts arising during the year	---	---	---
Amortization included in net periodic benefit costs	(24,514)	8,580	(15,934)
Transition obligation:
Amortization included in net periodic benefit costs	---	---	---
Balance, end of year	$(240,345)	$84,122	$(156,223)

	2012
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(285,177)	$99,813	$(185,364)
Net actuarial (loss) gain:
Amounts arising during the year	(105,527)	36,934	(68,593)
Amortization included in net periodic benefit costs	33,880	(11,858)	22,022
Prior service cost:
Amounts arising during the year	---	---	---
Amortization included in net periodic benefit costs	(6,865)	2,403	(4,462)
Transition obligation:
Amortization included in net periodic benefit costs	(2)	---	(2)
Balance, end of year	$(363,691)	$127,292	$(236,399)

	2011
		Tax (expense)
(dollar amounts in thousands)	Pretax	Benefit	After-tax
Balance, beginning of year	$(202,292)	$70,803	$(131,489)
Net actuarial (loss) gain:
Amounts arising during the year	(104,146)	36,451	(67,695)
Amortization included in net periodic benefit costs	28,077	(9,827)	18,250
Prior service cost:
Amortization included in net periodic benefit costs	(6,811)	2,384	(4,427)
Transition obligation:
Amortization included in net periodic benefit costs	(5)	2	(3)
Balance, end of year	$(285,177)	$99,813	$(185,364)

Huntington has a defined contribution plan that is available to eligible employees. Starting January 1, 2013, Huntington matched participant contributions, up to the first 4% of base pay contributed to the Plan.

The following table shows the costs of providing the defined contribution plan as of December 31:

	December 31,
(dollar amounts in thousands)	2013	2012	2011
Defined contribution plan	$18,238	$16,926	$14,980

The following table shows the number of shares, market value, and dividends received on shares of Huntington stock held by the defined contribution plan as of December 31:

	December 31,
(dollar amounts in thousands, except share amounts)	2013	2012
Shares in Huntington common stock	13,624,429	14,892,094
Market value of Huntington common stock	$131,476	$95,160
Dividends received on shares of Huntington stock	2,567	2,414